Investment Objectives and Goals	Oct. 24, 2025
LADENBURG INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: LADENBURG INCOME FUND
Objective, Primary [Text Block]	Investment Objective: The Fund seeks to provide current income and capital preservation.
LADENBURG INCOME & GROWTH FUND
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: LADENBURG INCOME & GROWTH FUND
Objective, Primary [Text Block]	Investment Objective: The Fund seeks to provide current income and capital preservation with a secondary objective of growth of capital.
LADENBURG GROWTH & INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: LADENBURG GROWTH & INCOME FUND
Objective, Primary [Text Block]	Investment Objective: The Fund seeks long-term growth of capital with a secondary objective of producing current income.
LADENBURG GROWTH FUND
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: LADENBURG GROWTH FUND
Objective, Primary [Text Block]	Investment Objective: The Fund seeks long-term growth of capital.
LADENBURG AGGRESSIVE GROWTH FUND
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: LADENBURG AGGRESSIVE GROWTH FUND
Objective, Primary [Text Block]	Investment Objective: The Fund seeks to maximize long-term growth of capital.